COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		10 Months Ended	12 Months Ended
	Nov. 23, 2021	Dec. 31, 2021	Dec. 31, 2022
Loss Contingencies [Line Items]
Proceeds from sale of Units, net of underwriting discount paid		$ 197,498,815
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount	0.50%
Percent of underwriting deferred fee	3.00%
Underwriters Agreement [Member] | Deferred Fee [Member]
Loss Contingencies [Line Items]
Proceeds from sale of Units, net of underwriting discount paid	$ 5,999,964
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Issuance of class B ordinary share to sponsor, shares	2,608,680
IPO [Member]
Loss Contingencies [Line Items]
Proceeds from sale of Units, net of underwriting discount paid	$ 202,998,782
IPO [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount	1.25%
Proceeds from sale of Units, net of underwriting discount paid	$ 2,499,985